Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee takes into account the timing of our disclosure of material nonpublic information when awarding stock options.
Award Timing Method	During fiscal year 2024, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.